Details of treasury and other financial risks - Estimated transaction exposure and related hedges (Detail) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Sales/Receivables
Details of treasury and other financial risks [Line Items]
Exposure	€ 4,420	€ 4,287
Hedges	3,188	3,185
Purchases/Payable
Details of treasury and other financial risks [Line Items]
Exposure	1,743	1,346
Hedges	1,543	€ 1,173
USD bonds | Sales/Receivables
Details of treasury and other financial risks [Line Items]
Exposure	2,071
Hedges	1,669
USD bonds | Purchases/Payable
Details of treasury and other financial risks [Line Items]
Exposure	1,163
Hedges	1,049
JPY | Sales/Receivables
Details of treasury and other financial risks [Line Items]
Exposure	527
Hedges	300
JPY | Purchases/Payable
Details of treasury and other financial risks [Line Items]
Exposure	7
Hedges	7
GBP | Sales/Receivables
Details of treasury and other financial risks [Line Items]
Exposure	259
Hedges	161
GBP | Purchases/Payable
Details of treasury and other financial risks [Line Items]
Exposure	15
Hedges	14
CNY | Sales/Receivables
Details of treasury and other financial risks [Line Items]
Exposure	442
Hedges	312
CNY | Purchases/Payable
Details of treasury and other financial risks [Line Items]
Exposure	209
Hedges	209
PLN | Sales/Receivables
Details of treasury and other financial risks [Line Items]
Exposure	95
Hedges	62
PLN | Purchases/Payable
Details of treasury and other financial risks [Line Items]
Exposure	1
Hedges	1
CAD | Sales/Receivables
Details of treasury and other financial risks [Line Items]
Exposure	236
Hedges	134
AUD | Sales/Receivables
Details of treasury and other financial risks [Line Items]
Exposure	177
Hedges	104
CHF | Sales/Receivables
Details of treasury and other financial risks [Line Items]
Exposure	144
Hedges	85
KRW | Sales/Receivables
Details of treasury and other financial risks [Line Items]
Exposure	126
Hedges	83
ILS | Sales/Receivables
Details of treasury and other financial risks [Line Items]
Exposure	12
Hedges	8
ILS | Purchases/Payable
Details of treasury and other financial risks [Line Items]
Exposure	204
Hedges	121
EUR bonds | Sales/Receivables
Details of treasury and other financial risks [Line Items]
Exposure	160
Hedges	158
EUR bonds | Purchases/Payable
Details of treasury and other financial risks [Line Items]
Exposure	121
Hedges	121
Others | Sales/Receivables
Details of treasury and other financial risks [Line Items]
Exposure	169
Hedges	113
Others | Purchases/Payable
Details of treasury and other financial risks [Line Items]
Exposure	23
Hedges	€ 23